ACCOUNTS RECEIVABLE (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 0	$ 214,661
Allowance for doubtful accounts	0	(141,172)
Total	$ 0	$ 73,489